Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Schedule of property and equipment

	As of
(Amounts in thousands)	December 31, 2022	December 31, 2021
Land	$6,211	$6,296
Buildings	31,225	33,642
Auto and trucks	29,967	29,343
Machinery and equipment	304,501	291,889
Assets in progress	162	15,427
Office and safety equipment	1,244	1,244
Property and equipment, at cost	373,310	377,841
Less: accumulated depreciation	(259,226)	(221,810)
Property and equipment, net	$114,084	$156,031